Note 12 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed. Current and Non-current - Schedule of Unearned Revenue (Details) - USD ($)
$ in Thousands
	Jun. 30, 2020	Dec. 31, 2019
Unearned Revenue	$ 25,657	$ 18,320
Less current portion	(9,544)	(10,387)
Non-current portion	16,113	7,933
Unearned Revenues Regarding Hires Collected in Advance [Member]
Unearned Revenue	4,902	5,286
Unearned Revenues Regarding Charter Revenues Resulting from Varying Charter Rates [Member]
Unearned Revenue	$ 20,755	$ 13,034